Plant, Property And Equipment (Tables)	12 Months Ended
Dec. 31, 2011
Plant, Property And Equipment [Abstract]
Summary Of Plant, Property And Equipment

	(dollars in millions)
At December 31,	Lives (years)	2011	2010
Land	–	$862	$865
Buildings and equipment	15-45	21,969	21,064
Central office and other network equipment	3-15	107,322	102,547
Cable, poles and conduit	11-50	67,190	67,539
Leasehold improvements	5-20	5,030	4,816
Work in progress	–	3,417	4,375
Furniture, vehicles and other	3-12	9,836	10,449

		215,626	211,655
Less accumulated depreciation		127,192	123,944

Total		$88,434	$87,711